Document and Entity Information	May 11, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2026
Entity File Number	001-04802
Entity Registrant Name	BECTON DICKINSON & CO
Entity Central Index Key	0000010795
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-0760120
Entity Address, Address Line One	1 Becton Drive
Entity Address, City or Town	Franklin Lakes
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	201
Local Phone Number	847-6800
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common stock, par value $1.00 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $1.00
Trading Symbol	BDX
Security Exchange Name	NYSE
1.900% Notes due December 15, 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.900% Notes due December 15, 2026
Trading Symbol	BDX26
Security Exchange Name	NYSE
1.208% Notes due June 4, 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.208% Notes due June 4, 2026
Trading Symbol	BDX/26A
Security Exchange Name	NYSE
1.213% Notes due February 12, 2036 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.213% Notes due February 12, 2036
Trading Symbol	BDX/36
Security Exchange Name	NYSE
3.519% Notes due February 8, 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.519% Notes due February 8, 2031
Trading Symbol	BDX31
Security Exchange Name	NYSE
3.828% Notes due June 7, 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.828% Notes due June 7, 2032
Trading Symbol	BDX32A
Security Exchange Name	NYSE